SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 23:-	SUBSEQUENT EVENTS

On March 5, 2014, we acquired New Star Lasers, Inc., which conducts business as CoolTouch, Inc. ("CoolTouch"), for approximately $11 million in cash and earn out based on certain milestones of up to $4 million to be achieved in 2014 and 2015, which earn-out shall be paid in 2015 and 2016, respectively.

CoolTouch develops, manufactures and markets the CoolTouch family of aesthetic devices.